Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000007370 | U.K. GiltsFR_ACI34K0J9
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007370 | Bundesrepublik Deutschland BundesanleiheFR_464491II2
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007370 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007370 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007370 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007370 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007370 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007370 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007370 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000007370 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000007369 | U.K. GiltsFR_ACI34K0J9
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007369 | Bundesrepublik Deutschland BundesanleiheFR_464491II2
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007369 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007369 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007369 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007369 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007369 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007369 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007369 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000007369 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000016533 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016533 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016533 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | TransDigm, Inc.FR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Heimstaden Bostad ABFR_BL5C43II3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016533 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000016533 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000016533 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000016533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000016537 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016537 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016537 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | TransDigm, Inc.FR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Heimstaden Bostad ABFR_BL5C43II3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016537 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000016537 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016537 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000016537 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000016537 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000228113 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228113 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228113 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | TransDigm, Inc.FR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Heimstaden Bostad ABFR_BL5C43II3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228113 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228113 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000228113 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228113 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228113 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000007355 | U.S. Treasury BondsFR_912810QH4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007355 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007355 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007355 | Ellington Financial, Inc.FR_28852N406
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007355 | SBA Tower TrustFR_78403DAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007355 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000007355 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000007355 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007355 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000007354 | U.S. Treasury BondsFR_912810QH4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007354 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007354 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007354 | Ellington Financial, Inc.FR_28852N406
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007354 | SBA Tower TrustFR_78403DAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007354 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000007354 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000007354 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007354 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000008165 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008165 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008165 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008165 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008165 | Deutsche Post AGFR_461785909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008165 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000008165 | Woodside Energy Group Ltd.FR_ACI25YKM1
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000008165 | Nexon Co. Ltd.FR_B63QM7907
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000008165 | Suzuki Motor Corp.FR_686550005
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008165 | Alfa Laval ABFR_733268908
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008165 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008165 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008165 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008165 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000008164 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008164 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008164 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008164 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008164 | Deutsche Post AGFR_461785909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008164 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000008164 | Woodside Energy Group Ltd.FR_ACI25YKM1
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000008164 | Nexon Co. Ltd.FR_B63QM7907
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000008164 | Suzuki Motor Corp.FR_686550005
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008164 | Alfa Laval ABFR_733268908
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008164 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008164 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008164 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008164 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000228111 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228111 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228111 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228111 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228111 | Deutsche Post AGFR_461785909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228111 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000228111 | Woodside Energy Group Ltd.FR_ACI25YKM1
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000228111 | Nexon Co. Ltd.FR_B63QM7907
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000228111 | Suzuki Motor Corp.FR_686550005
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000228111 | Alfa Laval ABFR_733268908
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000228111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000008150 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008150 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008150 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008150 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008150 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000008150 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008150 | SectorDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008149 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008149 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008149 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008149 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008149 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008149 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008149 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000008149 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008149 | SectorDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008149 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F020695
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007350 | Government National Mortgage Association, TBAFR_21H042695
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007350 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	201.10%
C000007350 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007350 | AssetSwaptions purchased
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007350 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F020695
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007349 | Government National Mortgage Association, TBAFR_21H042695
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007349 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	201.10%
C000007349 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007349 | AssetSwaptions purchased
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007349 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008160 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008160 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008160 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008160 | Travere Therapeutics, Inc.FR_89422G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008160 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000008160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000008160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000008160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008159 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008159 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008159 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008159 | Travere Therapeutics, Inc.FR_89422G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008159 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008159 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008159 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000008159 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000008159 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000008159 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008155 | Jack Henry & Associates, Inc.FR_426281101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008155 | SLM Corp.FR_78442P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008155 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008155 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008155 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008155 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008154 | Jack Henry & Associates, Inc.FR_426281101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008154 | SLM Corp.FR_78442P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008154 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008154 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008154 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008154 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000007360 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007360 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_3.621019_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007360 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007360 | U.S. Treasury NotesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007360 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007360 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000007360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007360 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007360 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007360 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007359 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007359 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_3.621019_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007359 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007359 | U.S. Treasury NotesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007359 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007359 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000007359 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007359 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000007359 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007359 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016591 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000016591 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016591 | InterDigital, Inc.FR_45867GAD3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016591 | Lumentum Holdings, Inc.FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016591 | IREN Ltd.FR_46270CAD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016591 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000016591 | Nebius Group NVFR_N97284108
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000016591 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000016591 | IREN Ltd.FR_Q4982L109
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016591 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016591 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016591 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016591 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016591 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016591 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000016595 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000016595 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016595 | InterDigital, Inc.FR_45867GAD3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016595 | Lumentum Holdings, Inc.FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016595 | IREN Ltd.FR_46270CAD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016595 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000016595 | Nebius Group NVFR_N97284108
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000016595 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000016595 | IREN Ltd.FR_Q4982L109
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016595 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016595 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016595 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016595 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016595 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016595 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228115 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228115 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228115 | InterDigital, Inc.FR_45867GAD3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228115 | Lumentum Holdings, Inc.FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228115 | IREN Ltd.FR_46270CAD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228115 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000228115 | Nebius Group NVFR_N97284108
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000228115 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000228115 | IREN Ltd.FR_Q4982L109
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000228115 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000228115 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228115 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228115 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228115 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228115 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000016586 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000016586 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016586 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016586 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016586 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016586 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016586 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000016590 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000016590 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016590 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016590 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016590 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016590 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016590 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008170 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008170 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008170 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008170 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008170 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000008170 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000008170 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000008170 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008169 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008169 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008169 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008169 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008169 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000008169 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000008169 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000008169 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228112 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228112 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228112 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228112 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228112 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000228112 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000228112 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000228112 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008145 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008145 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008145 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008145 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008145 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000008145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008144 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008144 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008144 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008144 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008144 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000008144 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007365 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007365 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007365 | Southeast Energy Authority A Cooperative District (Alabama)FR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007365 | County of Cook Sales Tax (Illinois)FR_213248BF3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007365 | Public Finance Authority (Wisconsin)FR_74447HAA6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007365 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007365 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007365 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007365 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007365 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000007364 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007364 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007364 | Southeast Energy Authority A Cooperative District (Alabama)FR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007364 | County of Cook Sales Tax (Illinois)FR_213248BF3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007364 | Public Finance Authority (Wisconsin)FR_74447HAA6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007364 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007364 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007364 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007364 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007364 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000007348 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase AgreementFR_85748R009_3.640000_2026-08-03
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000007348 | Goldman Sachs and Co. Repurchase AgreementFR_384999009_3.640000_2026-08-03
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007348 | Federal Home Loan BanksFR_3130BAZZ3_3.680000_2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007348 | Federal Home Loan BanksFR_3130B5Z76_3.750000_2026-10-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.950148_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007348 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000007348 | U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000007348 | U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	42.50%